UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2006
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    November 7, 2006

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 77

Form 13F Information Table Value Total: $610,230,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    14198   549662 SH       SOLE                   549662
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105     7607   193228 SH       SOLE                   193228
ALLTEL CORP                    COM              020039103     6531   117683 SH       SOLE                   117683
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     2203       23 SH       SOLE                       23
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    15608     4918 SH       SOLE                     4918
BROADWING CORP                 COM              11161E101     6336   502057 SH       SOLE                   502057
CITIGROUP INC                  COM              172967101     5304   106787 SH       SOLE                   106787
CROWN HOLDINGS INC             COM              228368106    11005   591663 SH       SOLE                   591663
CRESCENT REAL ESTATE EQUITIE   COM              225756105     3489   159961 SH       SOLE                   159961
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%   225756204     2420   110402 SH       SOLE                   110402
US LEC CORP                    CL A             90331S109     1267   183824 SH       SOLE                   183824
COMCAST CORP NEW               Cl A             20030N101     6438   174458 SH       SOLE                   174458
COMCAST CORP NEW               CL A SPL         20030N200    11110   301819 SH       SOLE                   301819
CNA FINL CORP                  COM              126117100    15193   421786 SH       SOLE                   421786
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208     8898  1669447 SH       SOLE                  1669447
DOBSON COMMUNICATIONS CORP     CL A             256069105    12307  1753069 SH       SOLE                  1753069
DU PONT E I DE NEMOURS & CO    COM              263534109    13067   305024 SH       SOLE                   305024
DISCOVERY HOLDING CO           CL A COM         25468Y107     8617   595893 SH       SOLE                   595893
DUKE ENERGY CORP NEW           COM              26441C105     4294   142187 SH       SOLE                   142187
SALOMON BROS GLBL HIGH INC F   COM              79550G102     4645   355150 SH       SOLE                   355150
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    12758    98055 SH       SOLE                    98055
FRANKLIN UNVL TR               SH BEN INT       355145103     5848   894136 SH       SOLE                   894136
SALOMON BROS VAR RATE STRT F   COM              79550X105    11892   685000 SH       SOLE                   685000
GATEWAY INC                    COM              367626108     1134   599920 SH       SOLE                   599920
HCA INC                        COM              404119109    13871   278036 SH       SOLE                   278036
HOOPER HOLMES INC              COM              439104100      920   272850 SH       SOLE                   272850
HUNTSMAN CORP                  COM              447011107     7600   417573 SH       SOLE                   417573
HUNTSMAN CORP                  PFD MND CV 5%    447011206     6394   158751 SH       SOLE                   158751
MORGAN STANLEY                 INSD CA MUN      61745P825     4049   291521 SH       SOLE                   291521
NUVEEN TAX ADV FLTG RATE FUN   COM              6706EV102     8866   653825 SH       SOLE                   653825
NUVEEN PFD & CONV INCOME FD    COM SHS          67073D102     3250   237415 SH       SOLE                   237415
JOURNAL REGISTER CO            COM              481138105    13241  2335211 SH       SOLE                  2335211
LIBERTY GLOBAL INC             COM SER A        530555101     6003   233231 SH       SOLE                   233231
LIBERTY GLOBAL INC             COM SER C        530555309    11710   467286 SH       SOLE                   467286
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302     9794   117198 SH       SOLE                   117198
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104    11441   561378 SH       SOLE                   561378
LOEWS CORP                     COM              540424108    13571   358075 SH       SOLE                   358075
LYONDELL CHEMICAL CO           COM              552078107    12423   489656 SH       SOLE                   489656
MILLS CORP                     COM              601148109    17196  1029077 SH       SOLE                  1029077
MTR GAMING GROUP INC           COM              553769100     2595   276330 SH       SOLE                   276330
MONTPELIER RE HOLDINGS LTD     SHS              G62185106    11437   589817 SH       SOLE                   589817
MERCK & CO INC                 COM              589331107     9052   216046 SH       SOLE                   216046
METROMEDIA INTL GROUP INC      PFD CONV %       591695200    31298   745197 SH       SOLE                   745197
NASH FINCH CO                  COM              631158102     6117   259986 SH       SOLE                   259986
NORFOLK SOUTHERN CORP          COM              655844108     4430   100572 SH       SOLE                   100572
NEWS CORP                      CL A             65248E104    14341   729808 SH       SOLE                   729808
NUVEEN SELECT TAX FREE PR      SH BEN INT       67063R103      151    10800 SH       SOLE                    10800
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     4968   365800 SH       SOLE                   365800
OWENS ILL INC                  COM NEW          690768403     6763   438595 SH       SOLE                   438595
OWENS ILL INC                  PFD CONV $.01    690768502     4612   131592 SH       SOLE                   131592
PMC COML TR                    SH BEN INT       693434102     1659   118528 SH       SOLE                   118528
PIMCO FLOATING RATE STRTGY F   COM              72201J104     6023   317693 SH       SOLE                   317693
PUTNAM MASTER INTER INCOME T   SH BEN INT       746909100     9444  1535562 SH       SOLE                  1535562
PARK OHIO HLDGS CORP           COM              700666100     9714   704427 SH       SOLE                   704427
PORTUGAL TELECOM SGPS S A      SPONSORED ADR    737273102     7316   586188 SH       SOLE                   586188
Q E P INC                      COM              74727K102     2096   315228 SH       SOLE                   315228
RCN CORP                       COM NEW          749361200     7175   253538 SH       SOLE                   253538
SALEM COMMUNICATIONS CORP DE   CL A             794093104      888    78514 SH       SOLE                    78514
SEA CONTAINERS LTD             CL A             811371707      615   525885 SH       SOLE                   525885
SK TELECOM LTD                 SPONSORED ADR    78440P108     8856   374778 SH       SOLE                   374778
ST PAUL TRAVELERS INC          COM              792860108    17312   369197 SH       SOLE                   369197
SOUTHERN UN CO NEW             COM              844030106     5128   194164 SH       SOLE                   194164
SUREWEST COMMUNICATIONS        COM              868733106     2170   111458 SH       SOLE                   111458
SAFEWAY INC                    COM NEW          786514208    12860   423728 SH       SOLE                   423728
TEMPLETON EMERG MKTS INCOME    COM              880192109     1065    79700 SH       SOLE                    79700
TESORO CORP                    COM              881609101     3803    65589 SH       SOLE                    65589
VALERO ENERGY CORP NEW         COM              91913Y100     8372   162653 SH       SOLE                   162653
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    13699   599253 SH       SOLE                   599253
WINDSTREAM CORP                COM              97381W104     1579   119712 SH       SOLE                   119712
WILLIAMS COS INC DEL           COM              969457100     7754   324845 SH       SOLE                   324845
WHX CORP                       COM NEW          929248508      630    70004 SH       SOLE                    70004
AMGEN INC                      NOTE    3/0      031162AL4    12370 16566000 SH       SOLE                 16566000
GATEWAY INC                    NOTE 2.000%12/3  367626AD0    10401 13161000 SH       SOLE                 13161000
LSI LOGIC CORP                 NOTE 4.000% 5/1  502161AJ1     9131  9112000 SH       SOLE                  9112000
LEUCADIA NATL CORP             NOTE 3.750% 4/1  527288AX2     5844  4544000 SH       SOLE                  4544000
NASH FINCH CO                  FRNT 1.631% 3/1  631158AD4     6087 15430000 SH       SOLE                 15430000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3     9976 12749000 SH       SOLE                 12749000